Distribution Date:	12/17/21	JPMBB Commercial Mortgage Securities Trust 2015-C32
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19		Don Simon	(203) 660-6100
Principal Prepayment Detail	20		PO Box 4839 | Greenwich, CT 06831
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25-26		CMBS Trustee	(302) 636-4140
Modified Loan Detail	27		1100 North Market Street | Wilmington, DE 19890
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46590JAS6	1.510900%	80,183,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590JAT4	2.816400%	244,690,000.00	72,060,873.38	150,874.26	169,126.87	0.00	0.00	320,001.13	71,909,999.12	39.80%	30.00%
A-3	46590JAU1	3.418800%	28,747,000.00	28,747,000.00	0.00	81,900.20	0.00	0.00	81,900.20	28,747,000.00	39.80%	30.00%
A-4	46590JAV9	3.329300%	100,000,000.00	100,000,000.00	0.00	277,441.67	0.00	0.00	277,441.67	100,000,000.00	39.80%	30.00%
A-5	46590JAW7	3.598200%	234,856,000.00	234,856,000.00	0.00	704,215.72	0.00	0.00	704,215.72	234,856,000.00	39.80%	30.00%
A-SB	46590JAX5	3.358200%	115,238,000.00	81,291,902.92	1,816,025.90	227,495.39	0.00	0.00	2,043,521.29	79,475,877.02	39.80%	30.00%
A-S	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	171,551.66	0.00	0.00	171,551.66	51,667,000.00	33.76%	25.50%
B	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	209,960.19	0.00	0.00	209,960.19	57,408,000.00	27.05%	20.50%
C	46590JBC0	4.650127%	99,029,000.00	99,029,000.00	0.00	383,747.87	0.00	0.00	383,747.87	99,029,000.00	15.47%	11.88%
D	46590JBE6	4.150127%	50,232,000.00	50,232,000.00	0.00	113,714.62	0.00	0.00	113,714.62	50,232,000.00	9.60%	7.50%
E*	46590JAE7	4.650127%	28,705,000.00	28,705,000.00	0.00	0.00	0.00	0.00	0.00	28,705,000.00	6.24%	5.00%
F	46590JAG2	4.650127%	11,481,000.00	11,481,000.00	0.00	0.00	0.00	0.00	0.00	11,481,000.00	4.90%	4.00%
G	46590JAJ6	4.650127%	11,482,000.00	11,482,000.00	0.00	0.00	0.00	0.00	0.00	11,482,000.00	3.56%	3.00%
NR	46590JAL1	4.650127%	34,444,648.00	30,429,614.32	0.00	0.00	0.00	0.00	0.00	30,429,614.32	0.00%	0.00%
R	46590JAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46590JAN7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,148,162,650.00	857,389,390.62	1,966,900.16	2,339,154.19	0.00	0.00	4,306,054.35	855,422,490.46

Notional Certificates
X-A	46590JAY3	1.206583%	855,381,000.00	568,622,776.30	0.00	571,742.01	0.00	0.00	571,742.01	566,655,876.14
X-B	46590JAZ0	0.261327%	57,408,000.00	57,408,000.00	0.00	12,501.89	0.00	0.00	12,501.89	57,408,000.00
X-C	46590JAA5	0.000000%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00
X-D	46590JAC1	0.500000%	50,232,000.00	50,232,000.00	0.00	20,930.00	0.00	0.00	20,930.00	50,232,000.00
Notional SubTotal			1,062,050,000.00	775,291,776.30	0.00	605,173.90	0.00	0.00	605,173.90	773,324,876.14

Deal Distribution Total					1,966,900.16	2,944,328.09	0.00	0.00	4,911,228.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590JAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590JAT4	294.49864473	0.61659349	0.69118832	0.00000000	0.00000000	0.00000000	0.00000000	1.30778181	293.88205125
A-3	46590JAU1	1,000.00000000	0.00000000	2.84899990	0.00000000	0.00000000	0.00000000	0.00000000	2.84899990	1,000.00000000
A-4	46590JAV9	1,000.00000000	0.00000000	2.77441670	0.00000000	0.00000000	0.00000000	0.00000000	2.77441670	1,000.00000000
A-5	46590JAW7	1,000.00000000	0.00000000	2.99850002	0.00000000	0.00000000	0.00000000	0.00000000	2.99850002	1,000.00000000
A-SB	46590JAX5	705.42618685	15.75891546	1.97413518	0.00000000	0.00000000	0.00000000	0.00000000	17.73305064	689.66727139
A-S	46590JBA4	1,000.00000000	0.00000000	3.32033329	0.00000000	0.00000000	0.00000000	0.00000000	3.32033329	1,000.00000000
B	46590JBB2	1,000.00000000	0.00000000	3.65733330	0.00000000	0.00000000	0.00000000	0.00000000	3.65733330	1,000.00000000
C	46590JBC0	1,000.00000000	0.00000000	3.87510598	0.00000000	0.00000000	0.00000000	0.00000000	3.87510598	1,000.00000000
D	46590JBE6	1,000.00000000	0.00000000	2.26378842	1.19465082	4.86534241	0.00000000	0.00000000	2.26378842	1,000.00000000
E	46590JAE7	1,000.00000000	0.00000000	0.00000000	3.87510608	44.80179969	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46590JAG2	1,000.00000000	0.00000000	0.00000000	3.87510583	58.87655257	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46590JAJ6	1,000.00000000	0.00000000	0.00000000	3.87510625	61.61213813	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46590JAL1	883.43519492	0.00000000	0.00000000	3.42340499	75.23401458	0.00000000	0.00000000	0.00000000	883.43519492
R	46590JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46590JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590JAY3	664.75965248	0.00000000	0.66840625	0.00000000	0.00000000	0.00000000	0.00000000	0.66840625	662.46020912
X-B	46590JAZ0	1,000.00000000	0.00000000	0.21777261	0.00000000	0.00000000	0.00000000	0.00000000	0.21777261	1,000.00000000
X-C	46590JAA5	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46590JAC1	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	169,126.87	0.00	169,126.87	0.00	0.00	0.00	169,126.87	0.00
A-3	11/01/21 - 11/30/21	30	0.00	81,900.20	0.00	81,900.20	0.00	0.00	0.00	81,900.20	0.00
A-4	11/01/21 - 11/30/21	30	0.00	277,441.67	0.00	277,441.67	0.00	0.00	0.00	277,441.67	0.00
A-5	11/01/21 - 11/30/21	30	0.00	704,215.72	0.00	704,215.72	0.00	0.00	0.00	704,215.72	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	227,495.39	0.00	227,495.39	0.00	0.00	0.00	227,495.39	0.00
X-A	11/01/21 - 11/30/21	30	0.00	571,742.01	0.00	571,742.01	0.00	0.00	0.00	571,742.01	0.00
X-B	11/01/21 - 11/30/21	30	0.00	12,501.89	0.00	12,501.89	0.00	0.00	0.00	12,501.89	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	11/01/21 - 11/30/21	30	0.00	20,930.00	0.00	20,930.00	0.00	0.00	0.00	20,930.00	0.00
A-S	11/01/21 - 11/30/21	30	0.00	171,551.66	0.00	171,551.66	0.00	0.00	0.00	171,551.66	0.00
B	11/01/21 - 11/30/21	30	0.00	209,960.19	0.00	209,960.19	0.00	0.00	0.00	209,960.19	0.00
C	11/01/21 - 11/30/21	30	0.00	383,747.87	0.00	383,747.87	0.00	0.00	0.00	383,747.87	0.00
D	11/01/21 - 11/30/21	30	184,386.18	173,724.32	0.00	173,724.32	60,009.70	0.00	0.00	113,714.62	244,395.88
E	11/01/21 - 11/30/21	30	1,174,800.74	111,234.92	0.00	111,234.92	111,234.92	0.00	0.00	0.00	1,286,035.66
F	11/01/21 - 11/30/21	30	631,471.61	44,490.09	0.00	44,490.09	44,490.09	0.00	0.00	0.00	675,961.70
G	11/01/21 - 11/30/21	30	662,936.60	44,493.97	0.00	44,493.97	44,493.97	0.00	0.00	0.00	707,430.57
NR	11/01/21 - 11/30/21	30	2,473,491.17	117,917.98	0.00	117,917.98	117,917.98	0.00	0.00	0.00	2,591,409.15
Totals			5,127,086.30	3,322,474.75	0.00	3,322,474.75	378,146.66	0.00	0.00	2,944,328.09	5,505,232.96

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	171,551.66	0.00	0.00	171,551.66	51,667,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	209,960.19	0.00	0.00	209,960.19	57,408,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46590JBC0	4.650127%	99,029,000.00	99,029,000.00	0.00	383,747.87	0.00	0.00	383,747.87	99,029,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			208,104,000.03	208,104,000.00	0.00	765,259.72	0.00	0.00	765,259.72	208,104,000.00

Exchangeable Certificate Details
EC	46590JBD8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

	Additional Information
Total Available Distribution Amount (1)	4,911,228.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,335,180.83	Master Servicing Fee	7,561.73
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,790.86
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Senior Trust Advisor Fee	2,143.47
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	12,706.07
Total Interest Collected	3,335,180.83

Principal		Expenses/Reimbursements
Scheduled Principal	1,966,900.16	Reimbursement for Interest on Advances	(1,944.94)
Unscheduled Principal Collections		ASER Amount	307,213.89
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	72,232.15
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	645.56
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,966,900.16	Total Expenses/Reimbursements	378,146.66

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,944,328.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,966,900.16
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,911,228.25
Total Funds Collected	5,302,080.99	Total Funds Distributed	5,302,080.98

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	857,389,390.62	857,389,390.62	Beginning Certificate Balance	857,389,390.62
(-) Scheduled Principal Collections	1,966,900.16	1,966,900.16	(-) Principal Distributions	1,966,900.16
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	855,422,490.46	855,422,490.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	863,405,921.97	863,405,921.97	Ending Certificate Balance	855,422,490.46
Ending Actual Collateral Balance	861,676,453.21	861,676,453.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.65%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	21,086,133.34	2.46%	45	4.7928	NAP	Defeased	3	21,086,133.34	2.46%	45	4.7928	NAP
	9,999,999 or less	52	213,503,209.89	24.96%	45	4.6376	1.292633	1.35 or less	23	429,959,390.49	50.26%	29	4.7416	0.825998
10,000,000 to 19,999,999		12	160,411,432.32	18.75%	45	4.6557	1.815404	1.36 to 1.45	3	23,864,340.58	2.79%	45	4.5211	1.411328
20,000,000 to 24,999,999		1	21,463,976.86	2.51%	165	4.8650	2.458900	1.46 to 1.55	5	43,950,378.24	5.14%	46	4.6892	1.538775
25,000,000 to 49,999,999		6	189,274,193.10	22.13%	31	4.5134	1.440909	1.56 to 1.65	8	55,447,883.50	6.48%	46	4.7007	1.600373
	50,000,000 or greater	4	249,683,544.95	29.19%	29	4.7910	0.937333	1.66 to 1.80	9	78,093,552.48	9.13%	45	4.6940	1.762462
	Totals	78	855,422,490.46	100.00%	40	4.6678	1.352830	1.81 to 2.00	12	102,705,935.16	12.01%	44	4.3585	1.876209
								2.01 or greater	15	100,314,876.67	11.73%	70	4.6292	2.504178
								Totals	78	855,422,490.46	100.00%	40	4.6678	1.352830
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	21,086,133.34	2.46%	45	4.7928	NAP	New Jersey	5	51,009,320.91	5.96%	46	4.8742	1.056201
Alabama	6	13,061,009.56	1.53%	48	4.6770	1.458926	New York	11	25,149,404.63	2.94%	60	4.7605	1.652190
Arizona	9	22,712,811.36	2.66%	46	4.6773	1.659659	North Carolina	4	7,238,557.68	0.85%	55	4.5500	1.177048
Arkansas	3	462,433.27	0.05%	165	4.8650	2.458900	Ohio	14	27,533,736.23	3.22%	49	4.6937	1.541282
California	39	60,089,893.97	7.02%	49	4.6146	1.981240	Oklahoma	1	596,361.97	0.07%	165	4.8650	2.458900
Colorado	10	10,549,100.55	1.23%	50	4.7073	1.796095	Ontario	1	367,116.59	0.04%	43	4.7930	1.781500
Connecticut	4	571,092.43	0.07%	165	4.8650	2.458900	Oregon	2	411,894.11	0.05%	165	4.8650	2.458900
Florida	7	11,616,995.74	1.36%	50	4.4692	1.925574	Pennsylvania	20	116,890,977.49	13.66%	48	4.7141	1.528218
Georgia	11	29,916,538.13	3.50%	(7)	4.7154	0.911931	Rhode Island	1	88,443.51	0.01%	165	4.8650	2.458900
Idaho	1	126,347.86	0.01%	165	4.8650	2.458900	South Carolina	2	290,600.15	0.03%	165	4.8650	2.458900
Illinois	20	228,732,949.38	26.74%	27	4.7574	0.930120	South Dakota	1	719,456.25	0.08%	45	4.3510	2.293000
Indiana	8	18,263,179.62	2.13%	49	4.7579	1.782059	Tennessee	4	528,639.54	0.06%	165	4.8650	2.458900
Iowa	1	176,887.02	0.02%	165	4.8650	2.458900	Texas	19	68,035,205.31	7.95%	34	4.4950	1.310732
Kansas	1	479,637.50	0.06%	45	4.3510	2.293000	Utah	1	68,227.86	0.01%	165	4.8650	2.458900
Kentucky	2	277,965.26	0.03%	165	4.8650	2.458900	Virginia	6	18,690,800.29	2.18%	46	4.6799	(1.527847)
Louisiana	3	33,231,949.48	3.88%	45	4.2086	1.870906	Washington	3	534,546.21	0.06%	79	4.8144	1.983243
Maine	1	116,240.07	0.01%	165	4.8650	2.458900	Wisconsin	3	1,023,335.00	0.12%	82	4.5097	2.344208
Maryland	4	12,102,325.52	1.41%	45	4.6618	1.308454	Totals	260	855,422,490.46	100.00%	40	4.6678	1.352830
Massachusetts	3	7,004,450.20	0.82%	51	4.6079	1.697266
									Property Type³
Michigan	8	54,510,646.17	6.37%	46	4.4441	2.368209
Minnesota	5	6,012,485.44	0.70%	45	4.7690	0.805112		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mississippi	2	680,409.55	0.08%	59	4.4121	2.312716		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	5	1,029,498.76	0.12%	87	4.8188	2.024256	Defeased	4	21,086,133.34	2.46%	45	4.7928	NAP
Nevada	3	3,217,568.24	0.38%	45	4.3510	2.293000	Industrial	2	12,514,931.07	1.46%	44	4.5689	(2.531529)
New Hampshire	2	217,318.31	0.03%	165	4.8650	2.458900	Lodging	7	127,569,211.10	14.91%	0	4.7633	0.879074
							Mixed Use	4	73,145,882.65	8.55%	46	4.7922	1.238352
							Mobile Home Park	2	10,956,142.27	1.28%	45	4.7448	1.545397
							Multi-Family	30	121,995,797.60	14.26%	37	4.5555	1.561429
							Office	11	239,873,953.87	28.04%	45	4.6532	1.432821
							Retail	90	201,522,993.37	23.56%	44	4.6148	1.519358
							Self Storage	110	46,757,445.17	5.47%	100	4.7613	2.104296
							Totals	260	855,422,490.46	100.00%	40	4.6678	1.352830

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	21,086,133.34	2.46%	45	4.7928	NAP	Defeased	3	21,086,133.34	2.46%	45	4.7928	NAP
	4.20000% or less	1	32,572,413.62	3.81%	43	4.1953	1.859000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	5	66,405,499.59	7.76%	44	4.3027	1.882139	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	13	102,594,911.92	11.99%	34	4.4848	1.098959	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	45	359,418,881.60	42.02%	41	4.6936	1.431527	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	11	273,344,650.39	31.95%	40	4.8380	1.148486	49 months or greater	75	834,336,357.12	97.54%	40	4.6647	1.350456
	Totals	78	855,422,490.46	100.00%	40	4.6678	1.352830	Totals	78	855,422,490.46	100.00%	40	4.6678	1.352830
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	21,086,133.34	2.46%	45	4.7928	NAP	Defeased	3	21,086,133.34	2.46%	45	4.7928	NAP
	60 months or less	74	812,872,380.26	95.03%	37	4.6594	1.321187	Interest Only	1	3,400,000.00	0.40%	44	4.5690	3.629600
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	72,163,892.19	8.44%	80	4.7155	1.614587
	121 months or greater	1	21,463,976.86	2.51%	165	4.8650	2.458900	241 months to 299 months	65	758,772,464.93	88.70%	36	4.6603	1.315122
	Totals	78	855,422,490.46	100.00%	40	4.6678	1.352830	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	78	855,422,490.46	100.00%	40	4.6678	1.352830
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	21,086,133.34	2.46%	45	4.7928	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	69	685,336,328.29	80.12%	45	4.6339	1.414835
	13 months to 24 months	6	149,000,028.83	17.42%	18	4.8060	1.054340
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	78	855,422,490.46	100.00%	40	4.6678	1.352830
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 31

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304830001	LO	Chicago	IL	Actual/360	4.806%	278,336.83	127,299.87	0.00	N/A	10/01/20	--	69,497,336.65	69,370,036.78	08/01/20
2	304830002	OF	Chicago	IL	Actual/360	4.672%	277,053.73	110,663.42	0.00	N/A	08/01/25	--	71,161,060.62	71,050,397.20	05/01/21
3	883100464	MU	Chicago	IL	Actual/360	4.845%	238,601.84	88,379.22	0.00	N/A	10/06/25	--	59,096,431.20	59,008,051.98	04/06/20
4	883100463	OF	Mount Laurel	NJ	Actual/360	4.875%	204,534.21	91,822.40	0.00	N/A	09/06/25	--	50,346,881.39	50,255,058.99	12/06/21
5	203281002	SS	Various	Various	Actual/360	4.865%	88,832.64	447,466.39	0.00	N/A	09/01/35	--	21,911,443.25	21,463,976.86	12/01/21
6	883100442	RT	Lansing	MI	Actual/360	4.287%	128,326.02	71,787.88	0.00	N/A	08/06/25	--	35,920,510.57	35,848,722.69	12/06/21
8	695100574	RT	Gettysburg	PA	30/360	4.804%	143,612.14	68,750.74	0.00	N/A	10/06/25	--	35,873,139.51	35,804,388.77	12/06/21
9	304200001	OF	New Orleans	LA	Actual/360	4.195%	114,093.83	62,342.35	0.00	N/A	07/01/25	--	32,634,755.97	32,572,413.62	12/01/21
10	304830010	OF	Pittsburgh	PA	Actual/360	4.715%	113,620.89	44,189.32	0.00	N/A	10/05/25	--	28,917,299.52	28,873,110.20	12/05/21
11	304830011	MF	Spring	TX	Actual/360	4.412%	107,299.43	44,345.10	0.00	N/A	09/01/22	--	29,183,887.35	29,139,542.25	12/01/21
12	304830012	LO	Atlanta	GA	Actual/360	4.706%	106,223.73	50,358.12	0.00	N/A	10/01/20	--	27,086,373.69	27,036,015.57	11/01/20
16	304220004	RT	Various	Various	Actual/360	4.793%	68,034.43	46,484.24	0.00	N/A	07/01/25	--	17,033,447.13	16,986,962.89	12/01/21
17	304830017	OF	Detroit	MI	Actual/360	4.760%	67,607.37	31,620.18	0.00	N/A	09/01/25	--	17,043,875.09	17,012,254.91	12/01/21
18	695100572	OF	Pittsburgh	PA	Actual/360	4.742%	64,792.02	30,320.64	0.00	N/A	10/06/25	--	16,396,124.00	16,365,803.36	12/06/21
19	304830019	LO	Clifton Park	NY	Actual/360	4.690%	61,736.90	29,437.60	0.00	N/A	10/05/25	--	15,796,222.69	15,766,785.09	12/05/21
23	883100451	RT	Various	Various	Actual/360	4.351%	47,745.00	25,939.86	0.00	N/A	09/06/25	--	13,168,007.39	13,142,067.53	12/06/21
24	883100459	MF	Margate	FL	Actual/360	4.949%	51,723.63	22,622.04	0.00	N/A	09/06/25	--	12,541,596.39	12,518,974.35	12/06/21
25	623100243	MF	Pittsburgh	PA	Actual/360	4.640%	52,300.16	18,517.51	0.00	N/A	10/06/25	--	13,525,902.58	13,507,385.07	12/06/21
26	304830026	RT	Springfield	IL	Actual/360	4.657%	48,579.91	21,861.79	0.00	N/A	10/01/25	--	12,517,907.91	12,496,046.12	03/01/20
27	623100215	RT	Prattville	AL	Actual/360	4.685%	45,131.79	22,044.54	0.00	N/A	06/06/25	--	11,559,904.16	11,537,859.62	12/06/21
28	695100567	SS	Various	Various	Actual/360	4.706%	44,852.90	20,021.91	0.00	N/A	09/06/25	--	11,437,204.08	11,417,182.17	12/06/21
29	695100571	RT	Greenwood	IN	Actual/360	4.803%	44,281.77	20,274.37	0.00	N/A	10/06/25	--	11,063,526.75	11,043,252.38	12/06/21
30	623100214	RT	Yuma	AZ	Actual/360	4.467%	39,947.49	21,124.41	0.00	N/A	06/06/25	--	10,731,360.56	10,710,236.15	12/06/21
31	623100234	MF	Richmond	TX	Actual/360	4.294%	35,557.49	22,944.52	0.00	N/A	08/06/25	--	9,936,886.25	9,913,941.73	12/06/21
32	883100447	OF	Jacksonville	FL	Actual/360	4.428%	38,525.74	14,981.59	0.00	N/A	08/06/25	--	10,440,578.62	10,425,597.03	12/06/21
33	304830033	RT	Mesa	AZ	Actual/360	4.880%	38,758.85	17,369.40	0.00	N/A	09/05/25	--	9,530,863.97	9,513,494.57	03/05/21
34	883100502	MF	Pacoima	CA	Actual/360	4.645%	33,582.66	16,276.21	0.00	N/A	10/06/25	--	8,675,821.08	8,659,544.87	12/06/21
35	623100236	MH	Houston	TX	Actual/360	4.615%	32,164.39	15,851.71	0.00	N/A	09/06/25	--	8,363,437.49	8,347,585.78	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 31

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	695100568	RT	San Angelo	TX	Actual/360	4.729%	32,918.51	15,477.04	0.00	N/A	10/06/25	--	8,353,185.21	8,337,708.17	12/06/21
37	695100559	SS	Laurel	MD	Actual/360	4.685%	32,276.97	12,766.12	0.00	N/A	09/06/25	--	8,267,314.80	8,254,548.68	12/06/21
38	304830038	IN	Chester	VA	Actual/360	4.477%	25,505.94	17,446.23	0.00	N/A	07/01/25	--	6,836,527.13	6,819,080.90	11/01/19
39	623100230	RT	Mattoon	IL	Actual/360	4.636%	30,230.14	12,240.70	0.00	N/A	08/06/25	--	7,824,886.14	7,812,645.44	12/06/21
40	623100237	MF	Millersville	PA	Actual/360	4.560%	27,841.60	13,999.44	0.00	N/A	09/06/25	--	7,326,737.09	7,312,737.65	12/06/21
42	623100213	RT	Reidsville	NC	Actual/360	4.513%	24,369.41	12,672.86	0.00	N/A	06/06/25	--	6,480,508.50	6,467,835.64	12/06/21
43	304830043	MU	Canton	MA	Actual/360	4.596%	25,676.64	10,447.94	0.00	N/A	10/01/25	--	6,704,082.35	6,693,634.41	12/01/21
44	695100570	MF	Cleveland	OH	Actual/360	4.733%	25,722.38	10,591.08	0.00	N/A	10/06/25	--	6,521,627.11	6,511,036.03	12/06/21
45	304830045	OF	Westminster	CO	Actual/360	4.770%	24,988.53	9,572.09	0.00	N/A	09/05/25	--	6,286,421.63	6,276,849.54	12/05/21
47	883100507	MF	Panorama City	CA	Actual/360	4.645%	22,388.44	10,850.81	0.00	N/A	10/06/25	--	5,783,880.39	5,773,029.58	12/06/21
48	304830048	SS	Pittsburgh	PA	Actual/360	4.590%	21,544.13	10,714.83	0.00	N/A	09/01/25	--	5,632,452.29	5,621,737.46	12/01/21
49	304830049	RT	Fairlawn	OH	Actual/360	4.829%	21,517.82	14,255.42	0.00	N/A	10/01/25	--	5,347,150.36	5,332,894.94	08/01/21
51	695100506	RT	Sanford	FL	Actual/360	4.577%	17,771.81	20,436.99	0.00	N/A	06/06/25	--	4,659,420.21	4,638,983.22	12/06/21
52	883100457	IN	Mount Prospect	IL	Actual/360	4.679%	22,241.37	8,283.83	0.00	N/A	09/06/25	--	5,704,134.00	5,695,850.17	12/06/21
53	695100549	MF	Elyria	OH	Actual/360	4.480%	19,247.55	8,807.57	0.00	N/A	08/06/25	--	5,155,594.56	5,146,786.99	12/06/21
54	883100445	LO	Leesburg	VA	Actual/360	4.810%	18,830.60	12,715.96	0.00	N/A	08/06/25	--	4,697,861.95	4,685,145.99	12/06/21
55	883100437	RT	Hollister	CA	Actual/360	4.343%	16,068.47	8,801.51	0.00	N/A	08/06/25	--	4,439,827.04	4,431,025.53	12/06/21
56	883100448	LO	Staunton	VA	Actual/360	4.816%	17,142.34	11,553.66	0.00	N/A	08/06/25	--	4,271,346.30	4,259,792.64	12/06/21
57	304830057	MU	Minneapolis	MN	Actual/360	4.760%	17,378.36	6,645.15	0.00	N/A	10/05/25	--	4,381,099.30	4,374,454.15	12/05/21
58	883100429	LO	Angleton	TX	Actual/360	4.600%	14,665.79	10,602.78	0.00	N/A	08/06/25	--	3,825,857.20	3,815,254.42	07/06/20
59	623100228	RT	Various	NY	Actual/360	4.695%	14,696.79	7,073.38	0.00	N/A	08/06/25	--	3,756,368.35	3,749,294.97	12/06/21
60	304830060	OF	Lancaster	CA	Actual/360	4.440%	13,521.73	7,106.46	0.00	N/A	09/05/25	--	3,654,520.88	3,647,414.42	12/05/21
61	695100569	MF	Elyria	OH	Actual/360	4.733%	14,348.72	6,736.52	0.00	N/A	10/06/25	--	3,637,958.63	3,631,222.11	12/06/21
62	883100462	RT	Various	Various	Actual/360	4.550%	14,915.08	5,471.34	0.00	10/06/25	07/06/25	--	3,933,647.11	3,928,175.77	12/06/21
63	883100453	OF	Pikesville	MD	Actual/360	4.588%	13,002.15	5,683.20	0.00	N/A	09/06/25	--	3,400,737.80	3,395,054.60	12/06/21
64	883100446	MU	Houston	TX	Actual/360	4.250%	10,903.42	8,870.02	0.00	N/A	08/06/25	--	3,078,612.13	3,069,742.11	12/06/21
65	883100481	MF	Ontario	CA	Actual/360	4.645%	12,148.77	5,888.03	0.00	N/A	10/06/25	--	3,138,540.01	3,132,651.98	12/06/21
66	883100497	MF	Ontario	CA	Actual/360	4.645%	12,044.63	5,837.57	0.00	N/A	10/06/25	--	3,111,638.11	3,105,800.54	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
67	883100444	RT	Beaver Falls	PA	Actual/360	4.569%	12,945.50	0.00	0.00	N/A	08/06/25	--	3,400,000.00	3,400,000.00	12/06/21
68	883100480	MF	Hawthorne	CA	Actual/360	4.645%	8,295.87	4,020.69	0.00	N/A	10/06/25	--	2,143,174.26	2,139,153.57	12/06/21
69	883100503	MF	Los Angeles	CA	Actual/360	4.645%	3,002.48	1,455.19	0.00	N/A	10/06/25	--	775,667.42	774,212.23	12/06/21
70	883100511	MF	North Hills	CA	Actual/360	4.645%	11,107.44	5,383.35	0.00	N/A	10/06/25	--	2,869,522.16	2,864,138.81	12/06/21
71	883100436	LO	Woodstock	VA	Actual/360	4.733%	10,426.00	7,217.34	0.00	N/A	08/06/25	--	2,643,397.95	2,636,180.61	12/06/21
73	623100231	RT	Philadelphia	PA	Actual/360	4.655%	10,399.92	5,078.18	0.00	N/A	08/06/25	--	2,680,967.79	2,675,889.61	12/06/21
74	623100221	MH	Fredonia	NY	Actual/360	5.160%	11,236.64	4,615.99	0.00	N/A	07/06/25	--	2,613,172.48	2,608,556.49	12/06/21
75	883100483	MF	Los Angeles	CA	Actual/360	4.645%	4,824.79	2,338.40	0.00	N/A	10/06/25	--	1,246,448.41	1,244,110.01	12/06/21
76	883100500	MF	Palmdale	CA	Actual/360	4.645%	4,564.47	2,212.21	0.00	N/A	10/06/25	--	1,179,194.57	1,176,982.36	12/06/21
77	883100499	MF	North Hills	CA	Actual/360	4.645%	9,111.57	4,416.03	0.00	N/A	10/06/25	--	2,353,905.00	2,349,488.97	12/06/21
78	304830078	RT	Tyler	TX	Actual/360	4.800%	8,947.35	4,169.28	0.00	N/A	07/06/25	--	2,236,837.65	2,232,668.37	12/06/21
79	883100475	MF	Los Angeles	CA	Actual/360	4.645%	4,564.47	2,212.21	0.00	N/A	10/06/25	--	1,179,194.57	1,176,982.36	12/06/21
80	883100493	MF	Palmdale	CA	Actual/360	4.645%	3,731.41	1,808.46	0.00	N/A	10/06/25	--	963,980.54	962,172.08	12/06/21
81	883100477	MF	North Hollywood	CA	Actual/360	4.645%	7,376.03	3,574.89	0.00	N/A	10/06/25	--	1,905,541.66	1,901,966.77	12/06/21
82	883100492	MF	Los Angeles	CA	Actual/360	4.645%	4,998.35	2,422.51	0.00	N/A	10/06/25	--	1,291,284.56	1,288,862.05	12/06/21
83	883100488	MF	Los Angeles	CA	Actual/360	4.645%	2,308.27	1,118.72	0.00	N/A	10/06/25	--	596,322.74	595,204.02	12/06/21
84	883100485	MF	Los Angeles	CA	Actual/360	4.645%	7,115.71	3,448.70	0.00	N/A	10/06/25	--	1,838,287.91	1,834,839.21	12/06/21
85	883100514	MF	Los Angeles	CA	Actual/360	4.645%	6,942.15	3,364.59	0.00	N/A	10/06/25	--	1,793,451.66	1,790,087.07	12/06/21
86	883100490	MF	Los Angeles	CA	Actual/360	4.645%	6,334.71	3,070.19	0.00	N/A	10/06/25	--	1,636,524.67	1,633,454.48	12/06/21
87	883100505	MF	Los Angeles	CA	Actual/360	4.645%	6,161.16	2,986.07	0.00	N/A	10/06/25	--	1,591,688.51	1,588,702.44	12/06/21
88	883100506	MF	Los Angeles	CA	Actual/360	4.645%	5,692.56	2,758.97	0.00	N/A	10/06/25	--	1,470,630.08	1,467,871.11	12/06/21
89	883100508	MF	Palmdale	CA	Actual/360	4.645%	5,328.10	2,582.33	0.00	N/A	10/06/25	--	1,376,473.59	1,373,891.26	12/06/21
Totals							3,335,180.83	1,966,900.16	0.00				857,389,390.62	855,422,490.46
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,237,666.00	4,682,272.00	04/01/19	03/31/20	09/13/21	26,420,909.93	1,223,109.28	299,398.23	5,263,000.85	1,947,580.23	0.00
2	0.00	1,866,744.87	01/01/21	03/31/21	10/13/21	4,454,299.06	52,547.98	369,848.07	2,659,347.76	0.00	0.00
3	4,222,942.00	0.00	--	--	10/13/21	28,757,180.31	1,283,946.86	210,540.70	5,250,609.75	980,698.16	0.00
4	4,451,804.24	1,999,021.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	44,497,744.84	52,778,688.18	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,219,688.06	3,621,052.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,613,161.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	12,461,825.69	10,979,344.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,367,156.51	2,659,379.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,235,689.16	1,170,364.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	631,932.00	01/01/21	06/30/21	07/12/21	1,332,257.93	232,811.69	151,155.07	1,801,250.43	73,571.74	0.00
16	17,237,497.41	12,979,390.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	5,398,197.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,281,564.38	1,014,141.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,848,518.42	1,914,640.30	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,988,131.40	1,597,140.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,383,779.85	1,006,024.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	402,182.00	205,091.00	01/01/21	06/30/21	06/11/21	9,200,895.71	884,621.32	34,676.93	816,226.55	0.00	0.00
27	1,099,670.25	885,876.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,436,006.09	1,250,726.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,109,680.00	619,157.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,563,159.26	1,144,235.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,059,881.14	804,711.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,302,657.62	1,003,687.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	833,333.15	0.00	--	--	01/11/21	778,218.28	68,003.39	52,620.15	473,281.19	0.00	0.00
34	1,184,663.41	556,831.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,038,524.76	711,229.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	866,231.30	761,271.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	1,916.67	0.00
37	671,667.37	588,244.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	433,566.00	192,287.00	01/01/21	06/30/21	05/11/21	0.00	52,492.03	42,899.76	1,065,880.23	83,031.58	0.00
39	833,813.04	725,340.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	778,585.71	575,191.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	622,257.80	399,110.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	855,150.18	611,146.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	534,298.00	223,621.92	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
45	668,390.00	377,443.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	647,001.18	359,999.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	590,654.97	512,389.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	611,887.00	159,304.00	01/01/20	03/31/20	08/11/21	4,828,429.46	227,458.44	16,321.97	78,574.34	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	542,319.97	439,680.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	668,171.00	364,116.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	95,319.65	266,811.95	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	564,525.12	585,468.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	202,445.19	318,594.21	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	402,580.00	170,316.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	1,313.00	01/01/21	06/30/21	09/13/21	1,243,622.64	58,376.00	20,477.20	370,908.61	0.00	0.00
59	436,154.81	313,149.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	717,647.41	549,832.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	387,525.00	253,383.88	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	366,183.12	227,694.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	273,644.50	185,901.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	476,905.55	231,124.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	420,058.60	220,999.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
67	514,786.59	453,054.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	277,523.44	151,446.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	137,051.16	68,909.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	374,736.63	174,463.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	257,957.63	397,012.63	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	316,168.48	235,582.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	327,482.21	190,359.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	148,000.73	81,048.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	135,853.88	50,991.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	315,791.60	158,150.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	143,113.00	175,581.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	165,407.26	79,598.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	149,541.08	83,316.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	245,531.64	129,318.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
82	191,222.82	91,091.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	108,603.44	44,780.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	271,711.71	117,303.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	189,354.20	101,548.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
86	226,669.65	103,157.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
87	151,741.98	91,585.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
88	203,608.15	101,615.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
89	187,406.19	103,639.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	143,181,370.55	118,878,973.60				77,015,813.32	4,083,366.99	1,197,938.06	17,779,079.71	3,086,798.38	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 20 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	7	168,035,220.13	0	0.00	5	55,499,291.95	1	9,513,494.57	0	0.00	0	0.00	4.667824%	4.562290%	40
11/18/21	0	0.00	1	5,347,150.36	6	162,968,648.03	0	0.00	5	55,613,816.29	0	0.00	0	0.00	0	0.00	4.667911%	4.562427%	41
10/18/21	1	5,360,632.45	0	0.00	6	163,212,539.65	0	0.00	5	55,720,694.66	0	0.00	0	0.00	0	0.00	4.667994%	4.562558%	42
09/17/21	0	0.00	0	0.00	6	163,476,861.16	0	0.00	5	55,834,361.25	0	0.00	0	0.00	0	0.00	4.668079%	4.562692%	43
08/17/21	0	0.00	0	0.00	6	163,718,693.13	0	0.00	5	55,940,356.84	0	0.00	0	0.00	0	0.00	4.668161%	4.562821%	44
07/16/21	0	0.00	1	71,571,877.42	6	97,789,124.42	0	0.00	5	56,045,928.18	0	0.00	0	0.00	0	0.00	4.668241%	4.559728%	45
06/17/21	1	71,680,518.42	0	0.00	6	97,955,855.50	0	0.00	4	50,742,897.45	1	11,159,302.96	0	0.00	0	0.00	4.668325%	4.559860%	46
05/17/21	0	0.00	0	0.00	8	181,066,019.14	0	0.00	4	50,834,396.97	0	0.00	0	0.00	0	0.00	4.668404%	4.559987%	47
04/16/21	0	0.00	0	0.00	8	181,359,058.90	0	0.00	4	50,932,090.81	0	0.00	0	0.00	0	0.00	4.668486%	4.570556%	48
03/17/21	1	51,034,497.91	1	9,660,921.91	7	171,966,191.11	0	0.00	4	51,022,836.78	0	0.00	1	132,931.15	0	0.00	4.668564%	4.570678%	50
02/18/21	2	60,817,268.22	0	0.00	7	172,285,395.18	0	0.00	3	23,612,426.55	0	0.00	0	0.00	0	0.00	4.668670%	4.570842%	51
01/15/21	1	51,218,306.64	1	72,208,303.24	7	110,022,989.86	0	0.00	3	23,657,496.26	0	0.00	0	0.00	0	0.00	4.668748%	4.570966%	52
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	304830001	08/01/20	15	5	299,398.23	5,263,000.85	2,021,035.37	71,172,756.34	05/19/20	2
2	304830002	05/01/21	6	6	369,848.07	2,659,347.76	0.00	71,779,458.83	07/21/20	13
3	883100464	04/06/20	19	6	210,540.70	5,250,609.75	1,185,388.12	60,640,101.92	07/10/20	2
12	304830012	11/01/20	12	5	151,155.07	1,801,250.43	109,466.33	27,658,234.82	06/09/20	7			03/02/21
26	304830026	03/01/20	20	6	34,676.93	816,226.55	0.00	13,136,926.08	02/25/19	7			03/10/20
33	304830033	03/05/21	8	6	52,620.15	473,281.19	18,094.26	9,660,921.91	06/22/20	9
38	304830038	11/01/19	24	6	42,899.76	1,065,880.23	1,806,454.48	7,272,467.40	01/11/19	7			11/08/19
49	304830049	08/01/21	3	3	16,321.97	78,574.34	0.00	5,388,144.38	06/09/20	7			06/29/21
58	883100429	07/06/20	16	6	20,477.20	370,908.61	95,805.70	3,986,223.52	04/21/20	7			12/01/20
Totals					1,197,938.06	17,779,079.71	5,236,244.26	270,695,235.20
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 22 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		96,406,052	0	69,370,037		27,036,016
0 - 6 Months		0	0	0		0
7 - 12 Months		29,139,542	29,139,542	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		708,412,919	540,377,699	139,571,944		28,463,276
49 - 60 Months		0	0	0		0
> 60 Months		21,463,977	21,463,977	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	855,422,490	590,981,218	0	0	208,941,981	55,499,292
Nov-21	857,389,391	592,489,882	0	0	209,285,692	55,613,816
Oct-21	859,231,435	593,910,389	0	0	209,600,352	55,720,695
Sep-21	861,183,540	595,407,725	0	0	209,941,453	55,834,361
Aug-21	863,010,372	596,816,589	0	0	210,253,426	55,940,357
Jul-21	864,829,882	598,219,832	0	71,571,877	138,992,244	56,045,928
Jun-21	866,760,241	599,700,504	71,680,518	0	144,636,321	50,742,897
May-21	868,564,718	589,914,612	0	0	227,815,709	50,834,397
Apr-21	870,480,571	591,364,439	0	0	228,184,041	50,932,091
Mar-21	872,270,134	541,692,093	51,034,498	9,660,922	218,859,784	51,022,837
Feb-21	874,542,766	543,326,064	60,817,268	0	246,787,007	23,612,427
Jan-21	876,329,868	544,608,336	51,218,307	72,208,303	184,637,426	23,657,496
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 23 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304830001	69,370,036.78	71,172,756.34	57,100,000.00	05/25/21	3,866,958.00	0.79440	03/31/20	10/01/20	285
2	304830002	71,050,397.20	71,779,458.83	165,000,000.00	02/25/21	1,866,744.87	0.73390	03/31/21	08/01/25	285
3	883100464	59,008,051.98	60,640,101.92	39,900,000.00	07/19/21	4,025,377.00	1.26160	12/31/19	10/06/25	285
8	695100574	35,804,388.77	35,804,388.77	18,400,000.00	06/10/21	2,375,722.65	0.98090	12/31/20	10/06/25	285
12	304830012	27,036,015.57	27,658,234.82	31,000,000.00	06/02/21	506,653.00	0.80890	06/30/21	10/01/20	285
26	304830026	12,496,046.12	13,136,926.08	5,200,000.00	04/15/21	92,351.00	0.21850	06/30/21	10/01/25	285
33	304830033	9,513,494.57	9,660,921.91	10,100,000.00	09/08/20	794,837.15	1.18000	12/31/20	09/05/25	284
38	304830038	6,819,080.90	7,272,467.40	12,650,000.00	11/30/20	(1,499,325.00)	(5.81780)	06/30/21	07/01/25	282
49	304830049	5,332,894.94	5,388,144.38	760,000.00	06/04/21	128,774.00	1.19990	03/31/20	10/01/25	225
58	883100429	3,815,254.42	3,986,223.52	3,600,000.00	05/18/21	(10,536.00)	(0.06940)	06/30/21	08/06/25	223
Totals		300,245,661.25	306,499,623.97	343,710,000.00		12,147,556.67

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 24 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304830001	LO	IL	05/19/20	2

The Property is a 345-room, all-suite hotel built in 1990 and located in Chicago's Magnificent Mile shopping district. The Franchise with Hilton expires in 2025 (5-yrs past maturity). The file transferred to the Special Servicer on 5/19/20 due to 6

0+ delinquent as a result of the impact of COVID-19. As of 5/21, the Property achieved Occ/ADR/RevPar of 18%/$135/$24 for the running 12 month period. Hard lockbox is set up and Lender is trapping all cash. Counsel has been engaged to

	commence enforcement of remedies. Lender and Borrower are in process of documenting a deed in lieu.

2	304830002	OF	IL	07/21/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Negotiations for a forbearance are ongoing. Loan is in monetary default. Lender is dual tracking negotiations with foreclosure.

	Consensual receivers hip was awarded by court.

3	883100464	MU	IL	07/10/20	2

Loan transferred to Special Servicing for Delinquent Payments on 07/10/20. The Property, known as Palmer House Retail Shops, is a 134,536 SF anchored retail center built in 1929, renovated in 2009, located on State Street in Chicago, IL. The

Property is located at the base of Palmer House Hotel which is Sponsored owned with $427MM of CMBS debt in JPMCC 2018-PHH. Loan is currently due for the 5/6/2020 payment. Borrower indicates that Property performance has deteriorated due to COVID-19, tenant b ankruptcies, and general decline of retail in submarket. The adjacent hotel has been closed since 3/2020 with no plans to re-open in the near future and access to the Property's retail is provided for through the hotel lobby. Additionally, the Borrower advised that the parking operator (66,000 SF, 48.8% NRA, 25.70 $PSF rent, 7/31/2025 LXP) has exercised their one-time termination option in July. As of YE 2019, NOI/DSCR/Occ was

$4.24MM/1.1x/97.6%. Property's remaining tenancy consists of T1-Hilto n Operating Company (14,400 SF, 10.6% NRA, $PSF rent, 4/30/2019 LXP), T2-Kay Jewelers (5854 SF, 4.3% NRA, 160.07 $PSF rent, 4/30/2028 LXP), T3- Skechers

(3035 SF, 2.2% NRA, 72.45 $PSF rent, NAP LXP). Foreclosure complaint was filed 12/14/2020. A rece iver was appointed on 2/3/2021. Discussions with Borrower and Lender are ongoing. No formal A/B Modification proposal has been

	received to date.

8	695100574	RT	PA	04/21/21	2

The Loan transferred into Special Servicing on April 21, 2021 due to Imminent Default. The Loan is in default and recourse has been triggered as a result of the Guarantor's Ch.11 BK filing on 11/01/2020. The Property is a 249,937 SF outlet shopping m all located in Gettysburg, PA (55 miles NW of Baltimore; 40 miles S of Harrisburg). The collateral includes 3 out-parcels ground leased to TGI Fridays (2020 exp; 2.1% GRP), Country Inn & Suites Hotel (2099 exp; 1.4% GRP) and

	Frank's Theatre (2026 exp; 4.8%). The Lender will continue discussions with the Borrower while dual tracking foreclosure action until a resolution is reached.

12	304830012	LO	GA	06/09/20	7
	Special Servicer comments are not available for this cycle.

26	304830026	RT	IL	02/25/19	7
	Special Servicer comments are not available for this cycle.

© Copyright 2021 Computershare. All rights reserved. Confidential.						Page 25 of 31

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
33	304830033	RT	AZ	06/22/20	9

The loan transferred to LNR as Special Servicer in June 2020 due to COVID related cash flow issues. The property is a retail asset in Mesa, AZ, shadow anchored by Walmart. Lender has conditionally approved an assumption and reinstatement, which has closed. Loan will remain in rehab until returned to the Master Servicer.

38	304830038	IN	VA	01/11/19	7
Special Servicer comments are not available for this cycle.

49	304830049	RT	OH	06/09/20	7
Special Servicer comments are not available for this cycle.

58	883100429	LO	TX	04/21/20	7
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	883100442	37,001,206.13	4.28700%	37,001,206.13 4.28700%		10	07/08/20	06/06/20	08/11/20
8	695100574	0.00	4.80400%	0.00	4.80400%	8	08/17/20	07/06/20	--
29	695100571	0.00	4.80300%	0.00	4.80300%	8	05/06/21	05/06/21	--
Totals		37,001,206.13		37,001,206.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	695100575 11/18/20	12,750,889.87	25,300,000.00	9,097,517.41	326,424.31	9,097,517.41	8,771,093.10	3,979,796.77	0.00	(35,237.44)	4,015,034.21	16.06%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,750,889.87	25,300,000.00	9,097,517.41	326,424.31	9,097,517.41	8,771,093.10	3,979,796.77	0.00	(35,237.44)	4,015,034.21

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
14	695100575	06/17/21	0.00	0.00	4,015,034.21	0.00	0.00	64.49	0.00	0.00	4,015,034.21
		05/17/21	0.00	0.00	4,014,969.72	0.00	0.00	(96.22)	0.00	0.00
		04/16/21	0.00	0.00	4,015,065.94	0.00	0.00	(5,878.06)	0.00	0.00
		03/17/21	0.00	0.00	4,020,944.00	0.00	0.00	1,054.47	0.00	0.00
		01/15/21	0.00	0.00	4,019,889.53	0.00	0.00	27,210.03	0.00	0.00
		12/17/20	0.00	0.00	3,992,679.50	0.00	0.00	12,882.73	0.00	0.00
		11/18/20	0.00	0.00	3,979,796.77	0.00	0.00	3,979,796.77	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,015,034.21	0.00	0.00	4,015,034.21	0.00	0.00	4,015,034.21

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	14,478.61	0.00	0.00	105,705.66	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	14,825.22	0.00	0.00	17,323.51	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	12,311.76	0.00	0.00	115,987.29	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1,562.49)	0.00	0.00	0.00
8	0.00	0.00	7,473.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,642.99	0.00	0.00	5,219.12	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	35,668.80	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	645.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	3,137.19	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(154.59)	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	3,500.00	0.00	0.00	19,410.28	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(64.41)	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(33.59)	0.00	0.00	0.00
56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(95.42)	0.00	0.00	0.00
58	0.00	0.00	3,500.00	0.00	0.00	4,762.04	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(11.91)	0.00	0.00	0.00
71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(22.53)	0.00	0.00	0.00
Total	0.00	0.00	72,232.15	0.00	645.56	307,213.89	0.00	0.00	(1,944.94)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		378,146.66

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
Revision to November 2021 Distribution Date Statement
The Distribution Date Statement has been revised to remove the Controlling Class designation on Class E.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 31 of 31